CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (1,225,300)	$ (123,239,785)	$ (161,898,979)
Other comprehensive (loss)/income, net of tax of $nil:
Change in cumulative foreign currency translation adjustment	(166,607)	(2,441,726)	15,975,288
Comprehensive loss	$ (1,391,907)	$ (125,681,511)	$ (145,923,691)